Investment Objectives and Goals	Feb. 20, 2026
Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Bloomberg Enhanced Fallen Angels ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Bloomberg U.S. High Yield Enhanced Fallen Angels Index (the “Underlying Index”).

Invesco Bloomberg Financial Data Providers ETF | Invesco Bloomberg Financial Data Providers ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Bloomberg Financial Data Providers ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Bloomberg Financial Data Providers Index (the “Underlying Index”).

Invesco S&P 500 Concentrated QVM ETF | Invesco S&P 500 Concentrated QVM ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco S&P 500 Concentrated QVM ETF  (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Quality, Value & Momentum Multi-factor Index (the “Underlying Index”).